Share Class & Ticker	Institutional ANRIX	Class P AMSPX	Administrative ANRAX	Class D ARCDX	Summary Prospectus November 1, 2011 (as revised November 8, 2011)

Allianz RCM Strategic Growth Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2011, as further revised or supplemented from time to time.

*	Effective December 1, 2011, the Allianz RCM Strategic Growth Fund will change its name to the Allianz RCM Focused Growth Fund, and the Fund will continue to invest in U.S. growth-oriented stocks and the objective will remain capital appreciation; however, the Fund will focus on large-cap growth stocks and will no longer utilize equity-related instruments and derivatives as part of its principal investment strategy. There will be related changes to the Fund’s principal investment strategies and an addition to the portfolio management team. Please see the Fund’s statutory prospectus for more information regarding these and other related changes.

 Investment Objective

The Fund seeks capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(1)	Reductions(1)

Institutional	1.30%	None	0.02%	1.32%	(0.10)%	1.22%

Class P	1.40	None	0.01	1.41	(0.10)	1.31

Administrative	1.30	0.25%	0.02	1.57	(0.10)	1.47

Class D	1.40	0.25	0.01	1.66	(0.10)	1.56

(1)	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 1.00% contractual fee rate by 0.10% to 0.90%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$124	$408	$714	$1,582

Class P	133	436	762	1,682

Administrative	150	486	846	1,859

Class D	159	514	893	1,957

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2011 was 70%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on

Allianz RCM Strategic Growth Fund

indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Summary Prospectus

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/11–9/30/11	-17.68%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	18.05%

Lowest 10/01/2008–12/31/2008	-21.52%

Average Annual Total Returns (for periods ended 12/31/10)

		Fund Inception
	1 Year	(3/31/06)

Institutional Class — Before Taxes	16.52%	3.82%

Institutional Class — After Taxes on Distributions	16.52%	3.67%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	10.74%	3.22%

Class P	16.42%	3.71%

Administrative Class	16.27%	3.57%

Class D	16.17%	3.42%

Russell 3000 Growth Index	17.64%	3.22%

Russell 1000 Growth Index	16.71%	3.29%

Lipper Multi-Cap Growth Funds Average	18.62%	2.32%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Portfolio Managers
Raphael L. Edelman, Director, Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Director, Portfolio Manager, has managed the Fund since 2007.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading.

For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

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and to eliminate mailings, go to:
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Share Class & Ticker	Class A ARCAX	Class C ARCCX	Summary Prospectus November 1, 2011 (as revised November 8, 2011)

Allianz RCM Strategic Growth Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2011, as further revised or supplemented from time to time.

*	Effective December 1, 2011, the Allianz RCM Strategic Growth Fund will change its name to Allianz RCM Focused Growth Fund, and the Fund will continue to invest in U.S. growth-oriented stocks and the objective will remain capital appreciation; however, the Fund will focus on large-cap growth stocks and will no longer utilize equity-related instruments and derivatives as part of its principal investment strategy. There will be related changes to the Fund’s principal investment strategies and an addition to the portfolio management team. Please see the Fund’s statutory prospectus for more information regarding these and other related changes.

 Investment Objective

The Fund seeks capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 133 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Reductions(2)

Class A	1.40%	0.25%	0.01%	1.66%	(0.10)%	1.56%

Class C	1.40	1.00	0.02	2.42	(0.10)	2.32

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 1.00% contractual fee rate by 0.10% to 0.90%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$700	$1,035	$1,394	$2,399	$700	$1,035	$1,394	$2,399

Class C	335	745	1,282	2,749	235	745	1,282	2,749

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2011 was 70%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz RCM Strategic Growth Fund

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Summary Prospectus

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/11–9/30/11	-17.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	17.97%

Lowest 10/01/2008–12/31/2008	-21.58%

Average Annual Total Returns (for periods ended 12/31/10)

		Fund Inception
	1 Year	(3/31/06)

Class A — Before Taxes	9.69%	2.21%

Class A — After Taxes on Distributions	9.69%	2.06%

Class A — After Taxes on Distributions and Sale of Fund Shares	6.30%	1.83%

Class C	14.29%	2.67%

Russell 3000 Growth Index	17.64%	3.22%

Russell 1000 Growth Index	16.71%	3.29%

Lipper Multi-Cap Growth Funds Average	18.62%	2.32%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Sub-Adviser
RCM Capital Management LLC (“RCM”)

Portfolio Managers
Raphael L. Edelman, Director, Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Director, Portfolio Manager, has managed the Fund since 2007.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading.

For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ835SP_110811